Other income and expenses - Other operating expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other income and expenses
Currency losses	€ 192	€ 250	€ 84
Provision for expected credit losses (note 21.2)	752	792	367
Other	1,092	23	6
Total other operating expenses	2,036	1,065	457
Cost incurred related to the IPO	€ 1,092	€ 0	€ 0